Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Industry Sector (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	€ 384	€ 525
Mining and quarrying	2,823	2,434
Manufacturing	29,024	31,068
Electricity, gas, steam and air conditioning supply	4,532	6,839
Water supply, sewerage, waste management and remediation activities	517	726
Construction	4,414	4,282
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,366	22,004
Transport and storage	5,346	6,127
Accommodation and food service activities	1,869	1,969
Information and communication	8,302	7,854
Financial and insurance activities	356,583	367,883
Real estate activities	49,675	48,929
Professional, scientific and technical activities	6,985	7,087
Administrative and support service activities	9,463	9,833
Public administration and defense, compulsory social security	27,767	32,325
Education	283	251
Human health services and social work activities	4,503	4,622
Arts, entertainment and recreation	1,030	1,137
Other service activities	9,395	8,365
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	216,927	222,475
Activities of extraterritorial organizations and bodies	213	41
Total	761,400	786,776
Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	6	10
Mining and quarrying	9	32
Manufacturing	533	620
Electricity, gas, steam and air conditioning supply	23	42
Water supply, sewerage, waste management and remediation activities	5	8
Construction	107	115
Wholesale and retail trade, repair of motor vehicles and motorcycles	402	437
Transport and storage	46	83
Accommodation and food service activities	31	67
Information and communication	49	122
Financial and insurance activities	769	720
Real estate activities	464	239
Professional, scientific and technical activities	94	119
Administrative and support service activities	141	121
Public administration and defense, compulsory social security	45	33
Education	3	3
Human health services and social work activities	25	32
Arts, entertainment and recreation	10	9
Other service activities	143	174
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	2,381	2,010
Activities of extraterritorial organizations and bodies	0	0
Total	5,285	4,995
Stage 1 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	288
Mining and quarrying	2,538
Manufacturing	23,474
Electricity, gas, steam and air conditioning supply	4,253
Water supply, sewerage, waste management and remediation activities	491
Construction	3,248
Wholesale and retail trade, repair of motor vehicles and motorcycles	17,237
Transport and storage	4,083
Accommodation and food service activities	1,471
Information and communication	7,398
Financial and insurance activities	342,352
Real estate activities	37,907
Professional, scientific and technical activities	5,887	6,147
Administrative and support service activities	7,980	8,429
Public administration and defense, compulsory social security	26,536	30,984
Education	226	205
Human health services and social work activities	3,986	4,188
Arts, entertainment and recreation	769	922
Other service activities	8,436	7,198
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	193,318	202,435
Activities of extraterritorial organizations and bodies	213	41
Total	692,091	729,021
Stage 1 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	1
Mining and quarrying	2	4
Manufacturing	27	35
Electricity, gas, steam and air conditioning supply	3	4
Water supply, sewerage, waste management and remediation activities	1	1
Construction	5	5
Wholesale and retail trade, repair of motor vehicles and motorcycles	16	20
Transport and storage	6	9
Accommodation and food service activities	2	2
Information and communication	10	14
Financial and insurance activities	96	129
Real estate activities	19	30
Professional, scientific and technical activities	6	6
Administrative and support service activities	7	9
Public administration and defense, compulsory social security	15	15
Education	0	0
Human health services and social work activities	5	8
Arts, entertainment and recreation	1	1
Other service activities	11	10
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	212	229
Activities of extraterritorial organizations and bodies	0	0
Total	447	533
Stage 2 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	77	76
Mining and quarrying	277	137
Manufacturing	4,061	4,670
Electricity, gas, steam and air conditioning supply	206	563
Water supply, sewerage, waste management and remediation activities	21	63
Construction	893	540
Wholesale and retail trade, repair of motor vehicles and motorcycles	3,407	2,530
Transport and storage	1,075	642
Accommodation and food service activities	320	466
Information and communication	814	614
Financial and insurance activities	12,189	8,991
Real estate activities	8,954	6,345
Professional, scientific and technical activities	918	721
Administrative and support service activities	1,107	1,003
Public administration and defense, compulsory social security	489	418
Education	46	41
Human health services and social work activities	482	351
Arts, entertainment and recreation	229	185
Other service activities	648	818
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	19,492	16,160
Activities of extraterritorial organizations and bodies	0	0
Total	55,704	45,335
Stage 2 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	1	1
Mining and quarrying	3	5
Manufacturing	48	64
Electricity, gas, steam and air conditioning supply	3	5
Water supply, sewerage, waste management and remediation activities	0	1
Construction	9	9
Wholesale and retail trade, repair of motor vehicles and motorcycles	31	30
Transport and storage	10	8
Accommodation and food service activities	3	5
Information and communication	11	13
Financial and insurance activities	90	73
Real estate activities	49	22
Professional, scientific and technical activities	12	9
Administrative and support service activities	11	13
Public administration and defense, compulsory social security	1	0
Education	1	1
Human health services and social work activities	7	12
Arts, entertainment and recreation	5	5
Other service activities	6	6
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	379	343
Activities of extraterritorial organizations and bodies	0	0
Total	680	626
Stage 3 [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	20	23
Mining and quarrying	8	70
Manufacturing	1,445	1,163
Electricity, gas, steam and air conditioning supply	73	51
Water supply, sewerage, waste management and remediation activities	5	39
Construction	213	203
Wholesale and retail trade, repair of motor vehicles and motorcycles	698	733
Transport and storage	165	225
Accommodation and food service activities	76	112
Information and communication	89	127
Financial and insurance activities	1,691	1,999
Real estate activities	2,630	896
Professional, scientific and technical activities	179	218
Administrative and support service activities	351	383
Public administration and defense, compulsory social security	742	923
Education	11	4
Human health services and social work activities	34	83
Arts, entertainment and recreation	31	28
Other service activities	225	226
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	4,113	3,874
Activities of extraterritorial organizations and bodies	0	0
Total	12,799	11,379
Stage 3 [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	4	8
Mining and quarrying	4	23
Manufacturing	456	519
Electricity, gas, steam and air conditioning supply	16	33
Water supply, sewerage, waste management and remediation activities	3	6
Construction	80	91
Wholesale and retail trade, repair of motor vehicles and motorcycles	351	383
Transport and storage	30	65
Accommodation and food service activities	26	59
Information and communication	28	94
Financial and insurance activities	491	472
Real estate activities	321	116
Professional, scientific and technical activities	75	104
Administrative and support service activities	114	94
Public administration and defense, compulsory social security	28	17
Education	2	2
Human health services and social work activities	14	12
Arts, entertainment and recreation	3	2
Other service activities	119	133
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	1,792	1,423
Activities of extraterritorial organizations and bodies	0	0
Total	3,960	3,656
Stage 3 POCI [Member] | Gross Carrying Value [Member]
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	0	0
Manufacturing	44	84
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	60	87
Wholesale and retail trade, repair of motor vehicles and motorcycles	25	31
Transport and storage	24	28
Accommodation and food service activities	3	6
Information and communication	0	17
Financial and insurance activities	351	402
Real estate activities	185	238
Professional, scientific and technical activities	1	1
Administrative and support service activities	24	18
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	0	0
Arts, entertainment and recreation	1	1
Other service activities	86	123
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	3	6
Activities of extraterritorial organizations and bodies	0	0
Total	806	1,041
Stage 3 POCI [Member] | Allowance for Credit Losses
Financial Assets and Allowance at Amortized Cost by Industry Sector [Line Items]
Agriculture, forestry and fishing	0	0
Mining and quarrying	0	0
Manufacturing	2	3
Electricity, gas, steam and air conditioning supply	0	0
Water supply, sewerage, waste management and remediation activities	0	0
Construction	12	10
Wholesale and retail trade, repair of motor vehicles and motorcycles	3	3
Transport and storage	0	0
Accommodation and food service activities	0	1
Information and communication	0	0
Financial and insurance activities	92	46
Real estate activities	75	71
Professional, scientific and technical activities	1	0
Administrative and support service activities	9	6
Public administration and defense, compulsory social security	0	0
Education	0	0
Human health services and social work activities	0	0
Arts, entertainment and recreation	0	0
Other service activities	6	25
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	(2)	15
Activities of extraterritorial organizations and bodies	0	0
Total	€ 198	€ 180